Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Convertible Preferred Stock

Note 10 - Convertible Preferred Stock

Effective February 2023, the Company amended the Third Amended and Restated Certificate of Incorporation of Fusemachines Inc. (the “Restated Certificate”) to increase the number of shares of series seed preferred stock (“Convertible Preferred Stock”) that the Company is authorized to issue from 9,038,725 to 9,076,734 (including 5,441 authorized shares of preferred stock not assigned to a particular series) and increase the authorized shares of series seed-2 preferred stock (“Series Seed-2 Convertible Preferred Stock”).

The authorized, issued and outstanding shares of the Convertible Preferred Stock, liquidation preferences and carrying values as of September 30, 2025 and December 31, 2024 were as follows (in thousands, except share numbers):

	As of September 30, 2025 and December 31, 2024
Series	Authorized Shares	Issued and Outstanding Shares	Liquidation Preferences	Carrying Value
Seed-1	2,018,725	2,013,724	$1,350	$1,323
Seed-2	1,402,568	1,402,606	$940	940
Seed-3	2,700,000	2,681,851	$2,515	2,515
Seed-4	2,950,000	2,945,053	$3,100	3,087
Total	9,071,293	9,043,234		$7,865

Rights, preferences and privileges of the Convertible Preferred Stock

The rights, preferences and privileges of the Convertible Preferred Stock were as follows:

Dividends. The Company may not pay dividends on other classes or series of stock (excluding dividends in common stock) before unless the holders of the Company’s Convertible Preferred Stock receive, at the same time or before, a dividend on each of their shares. Upon the declaration of a dividend for another class or series of stock (excluding common stock), the holders of the Convertible Preferred Stock are entitled to receive dividends based on the equivalent amount if the other stocks were converted into common stock, times the number of common stock shares that each Convertible Preferred Stock share could be converted into (as adjusted for stock splits, combinations and reorganizations). No dividends have been declared to date.

Conversion. The series seed preferred stock is convertible, at the option of the holder, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the series seed original issue price by the series seed conversion price in effect at the time of conversion.

Voting rights. The holders of Convertible Preferred Stock are entitled to that number of votes on all matters presented to stockholders equal to the number of shares of common stock then issuable upon conversion of such preferred stock. The holders of Convertible Preferred Stock are entitled to elect one director of the Company.

Liquidation. In the event of any sale of substantially all of the assets, a merger, or liquidation, dissolution or winding up of the Company, the holders of series seed-4 Convertible Preferred Stock then outstanding will be entitled to receive, in preference to the holders of all other series of Convertible Preferred Stock and common stock, an amount equal to or greater than (a) $1.0553 per share (as adjusted for stock splits, combinations, and reorganizations) plus declared and unpaid dividends, if any, or (b) such amount per share as would have been payable had all shares of series seed-4 Convertible Preferred Stock had been converted to common stock immediately prior to such liquidation, dissolution or winding up or deemed liquidation event. Given that deemed liquidation event is within the control of the common stockholders, the Convertible Preferred Stock is recognized as permanent equity within the unaudited condensed consolidated interim statements of stockholders’ deficit.

After the payment of all preferential amounts required to the paid to the holders of shares of series seed-4 Convertible Preferred Stock, the holders of series seed 3, 2, and 1 Convertible Preferred Stock will be entitled to receive, on a pari passu basis and in preference to the holders of common stock, $0.9379, $0.6704, and $0.6704, respectively, per share plus declared and unpaid dividends, if any. After the payment of all preferential amounts required to be paid to the holders of series seed-4 Convertible Preferred Stock, then the holders of series seed 3, 2 and 1 Convertible Preferred Stock, shall be entitled to be paid out of the assets of the Company. After distributing to all preferred stockholders, the remaining assets of the Company will be distributed ratably to the holders of the common stock on a pro rata basis.

Note 13 - Convertible Preferred Stock

Effective February 2023, the Company amended the Third Amended and Restated Certificate of Incorporation of Fusemachines Inc. (the “Restated Certificate”) to increase the number of shares of series seed preferred stock (“Convertible Preferred Stock”) that the Company is authorized to issue from 9,038,725 to 9,076,724 (including 5,441 authorized shares of preferred stock not assigned to a particular series) and increase the authorized shares of series seed-2 preferred stock (“Series Seed-2 Convertible Preferred Stock”).

The authorized, issued and outstanding shares of the Convertible Preferred Stock, liquidation preferences and carrying values as of December 31, 2024 and December 31, 2023 were as follows (in thousands, except share numbers):

	As of December 31, 2024 and December 31, 2023
Series	Authorized Shares	Issued and Outstanding Shares	Liquidation Preferences	Carrying Value
Seed-1	2,018,725	2,013,724	$1,350	$1,323
Seed-2	1,402,568	1,402,606	$940	940
Seed-3	2,700,000	2,681,851	$2,515	2,515
Seed-4	2,950,000	2,945,053	$3,100	3,087

Total	9,071,293	9,043,234		$7,865

Rights, preferences and privileges of the Convertible Preferred Stock

The rights, preferences and privileges of the Convertible Preferred Stock were as follows:

Dividends. The Company may not pay dividends on other classes or series of stock (excluding dividends in common stock) before unless the holders of the Company’s Convertible Preferred Stock receive, at the same time or before, a dividend on each of their shares. Upon the declaration of a dividend for another class or series of stock (excluding common stock), the holders of the Convertible Preferred Stock are entitled to receive dividends based on the equivalent amount if the other stocks were converted into common stock, times the number of common stock shares that each Convertible Preferred Stock share could be converted into (as adjusted for stock splits, combinations and reorganizations). No dividends have been declared to date.

Conversion. The series seed preferred stock is convertible, at the option of the holder, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the series seed original issue price by the series seed conversion price in effect at the time of conversion.

Voting rights. The holders of Convertible Preferred Stock are entitled to that number of votes on all matters presented to stockholders equal to the number of shares of common stock then issuable upon conversion of such preferred stock. The holders of Convertible Preferred Stock are entitled to elect one director of the Company.

Liquidation. In the event of any sale of substantially all of the assets, a merger, or liquidation, dissolution or winding up of the Company, the holders of series seed-4 Convertible Preferred Stock then outstanding will be entitled to receive, in preference to the holders of all other series of Convertible Preferred Stock and common stock, an amount equal to or greater than (a) $1.0553 per share (as adjusted for stock splits, combinations, and reorganizations) plus declared and unpaid dividends, if any, or (b) such amount per share as would have been payable had all shares of series seed-4 Convertible Preferred Stock had been converted to common stock immediately prior to such liquidation, dissolution or winding up or deemed liquidation event. Given that deemed liquidation event is within the control of the common stockholders, the Convertible Preferred Stock is recognized as permanent equity within the consolidated statements of stockholders’ deficit.

After the payment of all preferential amounts required to the paid to the holders of shares of series seed-4 Convertible Preferred Stock, the holders of series seed 3, 2, and 1 Convertible Preferred Stock will be entitled to receive, on a pari passu basis and in preference to the holders of common stock, $0.9379, $0.6704, and $0.6704, respectively, per share plus declared and unpaid dividends, if any. After the payment of all preferential amounts required to be paid to the holders of series seed-4 Convertible Preferred Stock, then the holders of series seed 3, 2 and 1 Convertible Preferred Stock, shall be entitled to be paid out of the assets of the Company. After distributing to all preferred stockholders, the remaining assets of the Company will be distributed ratably to the holders of the common stock on a pro rata basis.